Document and Entity Information Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Document Information [Abstract]
Entity Registrant Name	Yamana Gold Inc.
Entity Central Index Key	0001264089
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus (Q1,Q2,Q3,FY)	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	947,797,596
Entity Current Reporting Status		Yes